Income Taxes -Schedule of Deferred Income Tax Assets Unrecognized (Detail) - Canada [member] - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Unrecognized deferred tax assets [line items]
Deferred tax assets	$ 129,867	$ 129,903
Non-capital losses [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	36,309	32,388
Financing fees [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	6,058	7,451
Mineral stream interest [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	68,834	70,514
Deferred tax assets other [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	2,017	1,366
Capital losses [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	6,694	10,356
Convertible note receivable [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	248
Unrealized losses on long term investments [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	$ 9,707	$ 7,828